Share-based payments - Stock options (Details)			12 Months Ended
	Mar. 25, 2023 CAD ($) shares $ / shares	Mar. 25, 2023 shares $ / shares	Aug. 31, 2023 CAD ($) shares $ / shares	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted			1,664,526
Share-based compensation expense | $			$ 1,136,182	$ 2,699,481	$ 7,121,444
Directors and officers of the company
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted	255,000	255,000
Exercise price | (per share)	$ 5.78	$ 4.21
Expiration period	5 years
Number of stock options cancelled	425,000
Stock based compensation expense | $	$ 129,800
Minimum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares			$ 2.78
Expiration period			5 years
Minimum. | Directors and officers of the company
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of stock cancelled | (per share)	$ 8.98	7.42
Maximum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares			$ 16.29
Expiration period			10 years
Maximum. | Directors and officers of the company
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of stock cancelled | (per share)	$ 16.29	$ 12.50